CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (50,981)	$ (53,208)	$ (152,142)	$ (128,389)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation and amortization	63	95	397	177
Non-cash rent expense under operating leases	(184)	508	(88)	2,396
Equity-based compensation	6,137	2,970	10,521	8,311
Change in fair value of Equity Commitment			3,530	51,562
Change in fair value of Equity Commitment and Share Purchase Option		15,710
Change in fair value of Share Purchase Option			(260)	(5,120)
Change in fair value of private placement warrants	424
Write-off of deferred offering costs			2,533
Changes in operating assets and liabilities, net:
Prepaid expenses and other current assets	426	940	78	(6,810)
Operating lease asset	(14)	(459)	(342)
Other assets	3	(1,167)	(715)	(1,372)
Accounts payable	3,176	4,806	1,417	607
Accrued expenses and other liabilities	1,975	351	10,690	7,918
Operating lease liability	2,557		6,579
Net cash flows used in operating activities	(36,418)	(29,454)	(117,802)	(70,720)
Cash flows from investing activities:
Purchases of property and equipment	(4,660)	(2,556)	(18,892)	(1,099)
Net cash flows used in investing activities	(4,660)	(2,556)	(18,892)	(1,099)
Cash flows from financing activities:
Proceeds from issuance of common and preferred stock, net of offering costs				60,058
Proceeds from the exercise of stock options	742
Proceeds from Business Combination Transaction, net of offering costs paid (see Note 3)			442,617
Deferred costs related to abandoned initial public offering and other financing activities			(1,782)
Net cash flows provided by financing activities	742		440,835	60,058
Net increase (decrease) in cash, cash equivalents, and restricted cash	(40,336)	(32,010)	304,141	(11,761)
Cash, cash equivalents and restricted cash, beginning of the period	387,823	83,682	83,682	95,443
Cash, cash equivalents and restricted cash, end of the period	347,487	51,672	387,823	83,682
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	343,287	47,541	383,623	79,551
Restricted cash	4,200	4,131	4,200	4,131
Net increase (decrease) in cash, cash equivalents, and restricted cash	347,487	51,672
Non-cash operating, investing, and financing activities
Fixed asset additions included in accounts payable and other current liabilities	3,252	3,357	4,488	463
Unpaid offering costs included in accounts payable and other current liabilities			140
Deferred unpaid transaction costs related to financing activities	$ 461	$ 1,047
Operating lease assets obtained in exchange for operating lease liabilities			445	27,303
Settlement of Equity Commitment liability upon issuance of Series A-1 Preferred Stock and Series A Common Stock			$ 5,530	$ 38,150